Stock-Based Compensation - Schedule of Stock Options Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding at the beginning of the year	17	36	52
Number of options, Exercised during the year	(17)	(19)	(16)
Number of options, Forfeited or expired during the year	0	0	0
Number of options, Outstanding and exercisable at year end	0	17	36
Weighted-average exercise price, Outstanding at the beginning of the year	$ 31.64	$ 28.97	$ 27.57
Weighted-average exercise price, Exercised during the year	31.64	26.69	24.31
Weighted-average exercise price, Forfeited or expired during the year	$ 0	0	0
Weighted-average exercise price, Outstanding and exercisable at year end		$ 31.64	$ 28.97